COMMITMENTS - Operating leases, supplemental balance sheet information (Details)	Jun. 30, 2019 USD ($)
COMMITMENTS
Right of use asset	$ 424,868
Current Lease obligations	162,756
Non-current Lease obligations	267,188
Total lease liabilities	$ 429,944